UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:   1/31/09

Item 1.  Schedule of Investments.

AdvisorOne Funds - Amerigo Fund
PORTFOLIO OF INVESTMENTS
January 31, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 7.6%
	AGRICULTURE - 0.3%
13,300	Altria Group, Inc.	$ 219,982
29,700	Philip Morris International, Inc.	1,103,355
		1,323,337
	BEVERAGES - 0.5%
27,900	Coca-Cola Co. (The)	1,191,888
20,900	PepsiCo., Inc.	1,049,807
		2,241,695
	CHEMICALS - 0.2%
33,500	EI Du Pont de Nemours & Co.	769,160

	COMPUTERS - 0.4%
8,500	Apple, Inc. *	766,105
12,100	International Business Machines Corp.	1,108,965
		1,875,070
	COSMETICS/PERSONAL CARE - 0.3%
23,400	Procter & Gamble Co.	1,275,300

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
34,800	Emerson Electric Co.	1,137,960

	HEALTHCARE-PRODUCTS - 0.3%
23,400	Johnson & Johnson	1,349,946

	INSURANCE - 2.4%
130	Berkshire Hathaway, Inc. - Class A *	11,635,260

	MACHINERY-CONSTRUCTION & MINING - 0.2%
24,300	Caterpillar, Inc.	749,655

	MISCELLANEOUS MANUFACTURING - 0.6%
21,000	3M Co.	1,129,590
72,500	General Electric Co.	879,425
31,900	Honeywell International, Inc.	1,046,639
		3,055,654
	OIL & GAS - 1.2%
5,300	BP PLC	225,091
15,500	Chevron Corp.	1,093,060
15,700	Devon Energy Corp.	967,120
23,400	Exxon Mobil Corp.	1,789,632
14,500	Hess Corp.	806,345
20,000	Occidental Petroleum Corp.	1,091,000
		5,972,248
	SEMICONDUCTORS - 0.2%
82,800	Intel Corp.	1,068,120

	SOFTWARE - 0.2%
52,900	Microsoft Corp.	904,590

	TELECOMMUNICATIONS - 0.4%
43,300	AT&T, Inc.	1,066,046
66,000	Cisco Systems, Inc. *	988,020
		2,054,066
	TRANSPORTATION - 0.2%
15,500	Burlington Northern Santa Fe Corp.	1,026,875

	TOTAL COMMON STOCK (Cost - $53,621,603)	36,438,936

	BOND FUNDS - 11.0%
200,000	iShares iBoxx $ High Yield Corporate Bond Fund	15,048,000
220,000	iShares iBoxx $ Investment Grade Corporate Bond Fund	21,960,400
300,000	SPDR Barclays Capital High Yield Bond ETF	9,564,000
80,000	Vanguard Short-Term Bond ETF	6,373,600
	TOTAL BOND FUNDS (Cost - $51,056,219)	52,946,000

	EQUITY FUNDS - 81.4%
	COMMODITY FUNDS - 2.5%
45,000	iPath Dow Jones-AIG Commodity Index Total Return ETN *	1,502,550
45,000	iShares S&P GSCI Commodity Indexed Trust *	1,153,350
45,000	iShares Silver Trust *	563,400
45,000	PowerShares DB Agriculture Fund *	1,122,300
45,000	PowerShares DB Base Metals Fund *	504,450
45,000	PowerShares DB Gold Fund *	1,522,350
45,000	PowerShares DB Precious Metals Fund *	1,428,750
45,000	SPDR Gold Trust *	4,108,950
		11,906,100

	EMERGING MARKETS - 21.8%
543,000	iShares FTSE/Xinhua China 25 Index Fund	13,678,170
255,000	iShares MSCI Brazil Index Fund	9,014,250
1,427,000	iShares MSCI Emerging Markets Index Fund	32,293,010
305,000	iShares MSCI Taiwan Index Fund	2,077,050
50,000	iShares S&P Asia 50 Index Fund	1,164,500
1,324,000	iShares S&P Latin America 40 Index Fund	33,086,760
250,000	SPDR S&P BRIC 40 ETF	3,232,500
80,000	SPDR S&P China ETF	3,177,600
85,000	SPDR S&P Emerging Asia Pacific ETF	3,353,250
171,000	Vanguard Emerging Markets ETF	3,690,180
		104,767,270

	INTERNATIONAL EQUITY - 3.5%
202,000	iShares MSCI Hong Kong Index Fund	2,024,040
150,000	iShares MSCI Pacific ex-Japan Index Fund	3,358,500
300,000	Vanguard Pacific ETF	11,457,000
		16,839,540

	LARGE CAP BLEND - 7.6%
175,000	Rydex Russell Top 50 ETF	11,291,000
273,000	SPDR S&P 500 ETF	22,574,370
100,000	Vanguard Mega Cap 300 ETF	2,889,000
		36,754,370
	LARGE CAP GROWTH - 16.0%
1,150,000	iShares Russell 1000 Growth Index Fund	40,365,000
1,150,000	Powershares QQQ	33,419,000
100,000	Vanguard Mega Cap 300 Growth ETF	2,997,000
		76,781,000

	LARGE CAP VALUE - 4.0%
205,000	DIAMONDS Trust Series I	16,416,400
100,000	Vanguard Mega Cap 300 Value ETF	2,760,000
		19,176,400

	MID CAP BLEND - 7.2%
225,000	iShares Russell Midcap Index Fund	12,485,250
550,000	Vanguard Mid-Cap ETF	22,132,000
		34,617,250
	MID CAP GROWTH - 4.7%
750,000	iShares Russell Midcap Growth Index Fund	22,425,000
		22,425,000
	SMALL CAP BLEND - 2.9%
280,000	iShares Russell 2000 Index Fund	12,454,400
40,000	Vanguard Small-Cap ETF	1,532,400
		13,986,800

	SPECIALTY - 11.2%
150,000	Consumer Staples Select Sector SPDR Fund	3,325,500
125,000	Industrial Select Sector SPDR Fund	2,576,250
100,000	iShares S&P Global Energy Sector Index Fund	2,773,000
75,000	iShares S&P Global Industrials Sector Index Fund	2,330,250
100,000	iShares S&P Global Materials Sector Index Fund	3,509,000
200,000	Market Vectors - Coal ETF	2,700,000
300,000	SPDR KBW Bank ETF	4,284,000
40,000	SPDR KBW Capital Markets ETF	911,200
325,000	SPDR S&P Biotech ETF	17,150,250
350,000	Technology Select Sector SPDR Fund	5,138,000
150,000	Utilities Select Sector SPDR Fund	4,317,000
120,000	Vanguard Materials ETF	5,030,400
		54,044,850

	TOTAL EQUITY FUNDS (Cost - $637,546,440)	391,298,580

	SHORT-TERM INVESTMENTS - 0.2%
850,336	Goldman Sachs Structured US Equity Fund	850,336

	TOTAL SHORT-TERM INVESTMENTS (Cost - $850,336)	850,336

	TOTAL INVESTMENTS (Cost - $743,074,598) - 100.2%	$481,533,852
	OTHER ASSETS & LIABILITIES - (0.2) %	(307,506)
	NET ASSETS - 100%	$481,226,346

*Non-income producing security
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

At January 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 2,957,421
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(264,498,167)
Net unrealized depreciation:		$ (261,540,746)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard
No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)
Level 1 – Quoted Prices	480,683,516
Level 2 – Other Significant Observable Inputs	850,336
Level 3 – Significant Unobservable Inputs	-
Total	481,533,852

AdvisorOne Funds - Berolina Fund
PORTFOLIO OF INVESTMENTS
January 31, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 6.5%
	AGRICULTURE - 0.4%
5,600	Altria Group, Inc.	$ 92,624
2,700	British American Tobacco PLC	148,770
6,000	Philip Morris International, Inc.	222,900
		464,294
	BEVERAGES - 0.4%
5,600	Coca-Cola Co. (The)	239,232
4,200	PepsiCo., Inc.	210,966
		450,198
	CHEMICALS - 0.1%
6,700	EI Du Pont de Nemours & Co.	153,832

	COMPUTERS - 0.3%
1,700	Apple, Inc. *	153,221
2,400	International Business Machines Corp.	219,960
		373,181
	COSMETICS/PERSONAL CARE - 0.2%
4,700	Procter & Gamble Co.	256,150

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
7,000	Emerson Electric Co.	228,900

	HEALTHCARE-PRODUCTS - 0.2%
4,700	Johnson & Johnson	271,143

	HOUSEHOLD PRODUCTS/WARES - 0.1%
2,400	Fortune Brands, Inc.	76,800

	INSURANCE - 2.0%
26	Berkshire Hathaway, Inc. *	2,327,052

	MACHINERY-CONSTRUCTION & MINING - 0.1%
4,800	Caterpillar, Inc.	148,080

	MISCELLANEOUS MANUFACTURING - 0.5%
4,200	3M Co.	225,918
14,500	General Electric Co.	175,885
6,400	Honeywell International, Inc.	209,984
		611,787
	OIL & GAS - 1.0%
1,000	BP PLC	42,470
3,100	Chevron Corp.	218,612
3,100	Devon Energy Corp.	190,960
4,700	Exxon Mobil Corp.	359,456
2,900	Hess Corp.	161,269
3,800	Occidental Petroleum Corp.	207,290
		1,180,057
	SEMICONDUCTORS - 0.2%
16,500	Intel Corp.	212,850

	SOFTWARE - 0.2%
10,500	Microsoft Corp.	179,550

	TELECOMMUNICATIONS - 0.4%
8,600	AT&T, Inc.	211,732
13,200	Cisco Systems, Inc. *	197,604
		409,336
	TRANSPORTATION - 0.2%
3,100	Burlington Northern Santa Fe Corp.	205,375

	TOTAL COMMON STOCK (Cost - $11,339,000)	7,548,585

	BOND FUNDS - 25.0%
42,500	BlackRock Corporate High Yield Fund III, Inc.	178,925
42,500	BlackRock Corporate High Yield Fund, Inc.	191,250
42,500	BlackRock Corporate High Yield Fund V, Inc.	301,325
42,500	BlackRock Corporate High Yield Fund VI, Inc.	300,050
42,500	BlackRock Floating Rate Income Strategies Fund II, Inc.	383,775
42,500	BlackRock Floating Rate Income Strategies Fund, Inc.	420,750
42,500	Dreyfus High Yield Strategies Fund	116,875
42,500	Eaton Vance Floating-Rate Income Trust	382,075
42,500	Eaton Vance Senior Income Trust	167,450
42,500	Helios High Income Fund, Inc.	42,500
42,500	Helios Multi-Sector High Income Fund, Inc.	28,900
93,000	iShares iBoxx $ High Yield Corporate Bond Fund	6,997,320
100,000	iShares iBoxx $ Investment Grade Corporate Bond Fund	9,982,000
42,500	Nuveen Floating Rate Income Fund	286,450
42,500	Nuveen Floating Rate Income Opportunity Fund	255,425
42,500	Pioneer Floating Rate Trust	334,475
207,000	SPDR Barclays Capital High Yield Bond ETF	6,599,160
42,500	Van Kampen High Income Trust II	90,100
55,000	Van Kampen Senior Income Trust	154,000
8,000	Vanguard Short-Term Bond ETF	637,360
1,000	Vanguard Total Bond Market ETF	77,330
42,500	Western Asset High Income Fund II, Inc.	267,325
	TOTAL BOND FUNDS (Cost - $32,576,782)	28,194,820

	EQUITY FUNDS - 67.5%
	COMMODITY FUNDS - 3.5%
17,000	iPath Dow Jones-AIG Commodity Index Total Return ETN *	567,630
10,000	iShares S&P GSCI Commodity Indexed Trust *	256,300
11,000	iShares Silver Trust *	137,720
30,000	PowerShares DB Agriculture Fund *	748,200
52,000	PowerShares DB Base Metals Fund *	582,920
10,000	PowerShares DB Gold Fund *	338,300
10,000	PowerShares DB Precious Metals Fund *	317,500
11,000	SPDR Gold Trust *	1,004,410
		3,952,980

	EMERGING MARKET - 23.8%
91,000	iShares FTSE/Xinhua China 25 Index Fund	2,292,290
35,000	iShares MSCI Brazil Index Fund	1,237,250
335,000	iShares MSCI Emerging Markets Index Fund	7,581,050
37,000	iShares S&P Asia 50 Index Fund	861,730
280,000	iShares S&P Latin America 40 Index Fund	6,997,200
117,000	SPDR S&P BRIC 40 ETF	1,512,810
67,000	SPDR S&P China ETF	2,661,240
37,000	SPDR S&P Emerging Asia Pacific ETF	1,459,650
103,000	Vanguard Emerging Markets ETF	2,222,740
		26,825,960

	INTERNATIONAL EQUITY - 4.2%
45,000	iShares MSCI Hong Kong Index Fund	450,900
111,000	iShares MSCI Pacific ex-Japan Index Fund	2,485,290
47,000	Vanguard Pacific ETF	1,794,930
		4,731,120

	LARGE CAP GROWTH - 5.9%
58,000	iShares Russell 1000 Growth Index Fund	2,035,800
50,000	Powershares QQQ	1,453,000
45,000	Vanguard Growth ETF	1,691,100
48,000	Vanguard Mega Cap 300 Growth ETF	1,438,560
		6,618,460

	LARGE CAP BLEND - 8.1%
23,000	Rydex Russell Top 50 ETF	1,483,960
55,000	SPDR S&P 500 ETF	4,547,950
45,000	Vanguard Large-Cap ETF	1,686,600
48,000	Vanguard Mega Cap 300 ETF	1,386,720
		9,105,230
	LARGE CAP VALUE - 1.2%
48,000	Vanguard Mega Cap 300 Value ETF	1,324,800

	MID CAP BLEND - 2.1%
60,000	Vanguard Mid-Cap ETF	2,414,400

	SMALL CAP BLEND - 0.9%
25,000	Vanguard Small-Cap ETF	957,750
1,000	iShares Russell 2000 Index Fund	44,480
		1,002,230

	SPECIALTY - 17.8%
200,000	Consumer Staples Select Sector SPDR Fund	4,434,000
39,000	iShares Dow Jones US Oil Equipment & Services Index Fund	1,035,060
34,000	iShares S&P Global Energy Sector Index Fund	942,820
35,000	iShares S&P Global Industrials Sector Index Fund	1,087,450
47,000	iShares S&P Global Materials Sector Index Fund	1,649,230
70,000	Market Vectors - Coal ETF	945,000
74,000	Materials Select Sector SPDR Fund	1,558,440
70,000	SPDR KBW Bank ETF	999,600
35,000	SPDR KBW Capital Markets ETF	797,300
110,000	SPDR S&P Biotech ETF	5,804,700
58,000	Technology Select Sector SPDR Fund	851,440
		20,105,040

	TOTAL EQUITY FUNDS (Cost - $117,515,791)	76,080,220

	SHORT-TERM INVESTMENTS - 0.9%
961,239	Goldman Sachs Structured US Equity Fund	961,239

	TOTAL SHORT-TERM INVESTMENTS (Cost - $961,239)	961,239

	TOTAL INVESTMENTS (Cost - $162,392,812) - 99.9%	$112,784,864
	OTHER ASSETS & LIABILITIES - (0.1)%	(50,404)
	NET ASSETS - 100%	$112,734,460

*Non-income producing security
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

At January 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 967,664
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(50,575,612)
Net unrealized depreciation:		$ (49,607,948)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard
No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)
Level 1 – Quoted Prices	111,823,625
Level 2 – Other Significant Observable Inputs	961,239
Level 3 – Significant Unobservable Inputs	-
Total	112,784,864

AdvisorOne Funds - Clermont Fund
PORTFOLIO OF INVESTMENTS
January 31, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 3.7%
	AGRICULTURE - 0.1%
2,600	Altria Group, Inc.	$ 43,004
2,000	Philip Morris International, Inc.	74,300
		117,304
	BEVERAGES - 0.2%
2,100	Coca-Cola Co. (The)	89,712
1,600	PepsiCo, Inc.	80,368
		170,080
	CHEMICALS - 0.1%
2,500	EI Du Pont de Nemours & Co.	57,400

	COMPUTERS - 0.1%
500	Apple , Inc. *	45,065
800	International Business Machines Corp.	73,320
		118,385
	COSMETICS/PERSONAL CARE - 0.1%
1,500	Procter & Gamble Co.	81,750

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
2,600	Emerson Electric Co.	85,020

	HEALTHCARE-PRODUCTS - 0.1%
1,500	Johnson & Johnson	86,535

	INSURANCE - 2.0%
25	Berkshire Hathaway , Inc. *	2,237,550

	MACHINERY-CONSTRUCTION & MINING - 0.0%
1,800	Caterpillar , Inc.	55,530

	MISCELLANEOUS MANUFACTURING - 0.2%
1,500	3M Co.	80,685
4,800	General Electric Co.	58,224
2,400	Honeywell International , Inc.	78,744
		217,653
	OIL & GAS - 0.4%
1,000	BP PLC	42,470
1,000	Chevron Corp.	70,520
1,200	Devon Energy Corp.	73,920
1,900	Exxon Mobil Corp.	145,312
1,100	Hess Corp.	61,171
1,400	Occidental Petroleum Corp.	76,370
		469,763
	SEMICONDUCTORS - 0.0%
4,130	Intel Corp.	53,277

	SOFTWARE - 0.1%
3,500	Microsoft Corp.	59,850

	TELECOMMUNICATIONS - 0.1%
2,900	AT&T , Inc.	71,398
5,000	Cisco Systems , Inc. *	74,850
		146,248
	TRANSPORTATION - 0.1%
1,100	Burlington Northern Santa Fe Corp.	72,875

	TOTAL COMMON STOCK (Cost - $6,139,240)	4,029,220

	BOND FUNDS - 56.1%
3,500	BlackRock Corporate High Yield Fund III, Inc.	14,735
3,500	BlackRock Corporate High Yield Fund V, Inc.	24,815
3,500	BlackRock Corporate High Yield Fund VI, Inc.	24,710
3,500	BlackRock Corporate High Yield Fund, Inc.	15,750
3,500	BlackRock Floating Rate Income Strategies Fund II, Inc.	31,605
3,500	BlackRock Floating Rate Income Strategies Fund, Inc.	34,650
3,500	Dreyfus High Yield Strategies Fund	9,625
3,500	Eaton Vance Floating-Rate Income Trust	31,465
3,500	Eaton Vance Senior Income Trust	13,790
3,500	Helios High , Inc.ome Fund , Inc.	3,500
3,500	Helios Multi-Sector High Income Fund , Inc.	2,380
4,000	iShares Barclays 3-7 Year Treasury Bond Fund	456,040
5,500	iShares Barclays 7-10 Year Treasury Bond Fund	520,850
139,000	iShares Barclays Aggregate Bond Fund	14,191,900
138,000	iShares iBoxx $ High Yield Corporate Bond Fund	10,383,120
123,000	iShares iBoxx $ Investment Grade Corporate Bond Fund	12,277,860
3,500	Nuveen Floating Rate Income Fund	23,590
3,500	Nuveen Floating Rate Income Opportunity Fund	21,035
3,500	Pioneer Floating Rate Trust	27,545
159,000	SPDR Barclays Capital High Yield Bond ETF	5,068,920
3,500	Van Kampen High Income Trust II	7,420
10,000	Van Kampen Senior Income Trust	28,000
5,000	Vanguard Intermediate-Term Bond ETF	385,550
93,000	Vanguard Short-Term Bond ETF	7,409,310
152,000	Vanguard Total Bond Market ETF	11,754,160
3,500	Western Asset High Income Fund II , Inc.	22,015
	TOTAL BOND FUNDS (Cost - $64,848,452)	62,784,340

	EQUITY FUNDS - 39.2%
	COMMODITY FUNDS - 2.4%
13,000	iPath Dow Jones-AIG Commodity Index Total Return ETN *	434,070
5,100	iShares S&P GSCI Commodity Indexed Trust *	130,713
13,000	iShares Silver Trust *	162,760
13,000	PowerShares DB Agriculture Fund *	324,220
13,000	PowerShares DB Base Metals Fund *	145,730
5,100	PowerShares DB Gold Fund *	172,533
5,100	PowerShares DB Precious Metals Fund *	161,925
13,000	SPDR Gold Trust *	1,187,030
		2,718,981

	EMERGING MARKETS - 8.7%
96,700	iShares MSCI Emerging Markets Index Fund	2,188,321
13,000	iShares S&P Asia 50 Index Fund	302,770
160,000	iShares S&P Latin America 40 Index Fund	3,998,400
13,000	SPDR S&P BRIC 40 ETF	168,090
13,000	SPDR S&P China ETF	516,360
13,000	SPDR S&P Emerging Asia Pacific ETF	512,850
96,700	Vanguard Emerging Markets ETF	2,086,786
		9,773,577
	INTERNATIONAL EQUITY - 1.0%
20,000	Vanguard Pacific ETF	763,800
30,000	iShares MSCI Hong Kong Index Fund	300,600
		1,064,400

	LARGE CAP BLEND - 5.6%
10,000	Rydex Russell Top 50 ETF	645,200
50,000	SPDR S&P 500 ETF	4,134,500
50,000	Vanguard Mega Cap 300 ETF	1,444,500
		6,224,200
	LARGE CAP GROWTH - 6.8%
98,000	iShares Russell 1000 Growth Index Fund	3,439,800
90,000	Powershares QQQ	2,615,400
50,000	Vanguard Mega Cap 300 Growth ETF	1,498,500
		7,553,700

	LARGE CAP VALUE - 2.7%
20,000	DIAMONDS Trust Series I	1,601,600
50,000	Vanguard Mega Cap 300 Value ETF	1,380,000
		2,981,600

	MID CAP BLEND - 1.8%
50,000	Vanguard Mid-Cap ETF	2,012,000

	SMALL CAP BLEND - 1.5%
20,000	iShares Russell 2000 Index Fund	889,600
20,000	Vanguard Small-Cap ETF	766,200
		1,655,800

	SPECIALTY - 8.7%
39,000	Consumer Staples Select Sector SPDR Fund	864,630
35,000	Market Vectors - Coal ETF	472,500
50,000	SPDR KBW Bank ETF	714,000
30,000	SPDR KBW Capital Markets ETF	683,400
50,000	SPDR S&P Biotech ETF	2,638,500
98,000	Technology Select Sector SPDR Fund	1,438,640
30,000	Utilities Select Sector SPDR Fund	863,400
39,000	Vanguard Consumer Staples ETF	2,079,480
		9,754,550

	TOTAL EQUITY FUNDS (Cost - $68,026,862)	43,738,808

	SHORT-TERM INVESTMENTS - 2.0%
2,250,761	Goldman Sachs Structured US Equity Fund	2,250,761

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,250,761)	2,250,761

	TOTAL INVESTMENTS (Cost - $141,265,315) - 101.0%	$112,803,129
	OTHER ASSETS & LIABILITIES - (1.0)%	(925,443)
	NET ASSETS - 100%	$111,877,686

*Non-income producing security
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

At January 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 1,067,159
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(29,529,345)
Net unrealized depreciation:		$ (28,462,186)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard
No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)
Level 1 – Quoted Prices	110,552,368
Level 2 – Other Significant Observable Inputs	2,250,761
Level 3 – Significant Unobservable Inputs	-
Total	112,803,129

AdvisorOne Funds - Descartes Fund
PORTFOLIO OF INVESTMENTS
January 31, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 2.6%
	INSURANCE - 2.6%
29	Berkshire Hathaway Inc *	$ 2,595,558

	TOTAL COMMON STOCK (Cost - $3,428,300)	2,595,558

	BOND FUNDS - 5.2%
13,500	iShares Barclays Credit Bond Fund	1,283,040
17,500	iShares iBoxx $ High Yield Corporate Bond Fund	1,316,700
11,500	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,147,930
41,000	SPDR Barclays Capital High Yield Bond ETF	1,307,080
	TOTAL BOND FUNDS (Cost - $4,855,381)	5,054,750

	EQUITY FUNDS - 91.9%
	COMMODITY FUNDS - 4.5%
44,000	iPath Dow Jones-AIG Commodity Index Total Return ETN *	1,469,160
9,000	iPath GSCI Total Return Index ETN *	227,070
91,000	PowerShares DB Agriculture Fund *	2,269,540
34,000	PowerShares Water Resources Portfolio	429,760
		4,395,530

	EMERGING MARKETS - 20.0%
158,500	iShares FTSE/Xinhua China 25 Index Fund	3,992,615
16,000	iShares MSCI All Country Asia ex Japan Index Fund	492,640
30,000	iShares MSCI Brazil Index Fund	1,060,500
168,000	iShares MSCI Emerging Markets Index Fund	3,801,840
37,500	iShares MSCI Mexico Investable Market Index Fund	1,038,375
188,000	iShares MSCI Taiwan Index Fund	1,280,280
137,500	iShares S&P Latin America 40 Index Fund	3,436,125
103,000	SPDR S&P BRIC 40 ETF	1,331,790
58,500	SPDR S&P Emerging Asia Pacific ETF	2,307,825
42,000	Vanguard Emerging Markets ETF	906,360
		19,648,350

	INTERNATIONAL EQUITY - 6.3%
16,000	iShares MSCI Canada Index Fund	268,000
251,000	iShares MSCI Hong Kong Index Fund	2,515,020
340,000	iShares MSCI Japan Index Fund	2,866,200
74,000	iShares MSCI Singapore Index Fund	477,300
		6,126,520

	LARGE CAP BLEND - 11.4%
77,000	iShares Morningstar Large Core Index Fund	3,749,900
27,000	iShares S&P 500 Index Fund	2,236,410
47,500	Rydex Russell Top 50 ETF	3,064,700
10,500	SPDR S&P 500 ETF	868,245
45,000	Vanguard Mega Cap 300 ETF	1,300,050
		11,219,305

	LARGE CAP GROWTH - 10.0%
182,800	iShares Russell 1000 Growth Index Fund	6,416,280
15,000	iShares Russell 3000 Growth Index Fund	427,950
99,000	Vanguard Mega Cap 300 Growth ETF	2,967,030
		9,811,260

	LARGE CAP VALUE - 6.2%
56,000	iShares Russell 1000 Value Index Fund	2,446,640
54,000	iShares S&P 500 Value Index Fund	2,143,260
53,000	Vanguard Mega Cap 300 Value ETF	1,462,800
		6,052,700

	MID CAP BLEND - 4.0%
50,000	iShares Morningstar Mid Core Index Fund	2,325,000
28,000	iShares Russell Midcap Index Fund	1,553,720
		3,878,720

	MID CAP GROWTH - 3.4%
112,000	iShares Russell Midcap Growth Index Fund	3,348,800

	SMALL CAP BLEND - 1.2%
25,500	iShares Russell 2000 Index Fund	1,134,240

	SMALL CAP GROWTH - 1.1%
22,000	iShares Russell 2000 Growth Index Fund	1,038,840

	SPECIALTY - 23.8%
37,000	Consumer Discretionary Select Sector SPDR Fund	713,360
66,000	iShares Dow Jones US Basic Materials Sector Index Fund	2,249,280
73,000	iShares Dow Jones US Insurance Index Fund	1,365,100
24,500	iShares S&P Global 100 Index Fund	1,071,140
28,000	iShares S&P Global Consumer Staples Sector Index Fund	1,226,120
152,500	iShares S&P Global Energy Sector Index Fund	4,228,825
138,000	iShares S&P Global Technology Sector Index Fund	4,847,940
70,000	iShares S&P North American Technology-Software Index Fund *	2,101,400
50,000	iShares S&P US Preferred Stock Index Fund	1,290,000
7,000	Rydex S&P Equal Weight Technology ETF	187,390
5,000	SPDR DJ Global Titans ETF	212,100
17,000	SPDR S&P Biotech ETF	897,090
14,000	SPDR S&P Retail ETF	275,240
182,000	Technology Select Sector SPDR Fund	2,671,760
		23,336,745

	TOTAL EQUITY FUNDS (Cost - $145,089,447)	89,991,010

	SHORT-TERM INVESTMENTS - 0.5%
508,462	Goldman Sachs Structured US Equity Fund	508,462

	TOTAL SHORT-TERM INVESTMENTS (Cost - $508,462)	508,462

	TOTAL INVESTMENTS (Cost - $153,881,590) - 100.2%	$98,149,780
	OTHER ASSETS & LIABILITIES - (0.2)%	(96,999)
	NET ASSETS - 100%	$98,052,781

*Non-income producing security
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

At January 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 199,370
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(55,931,180)
Net unrealized depreciation:		$ (55,731,810)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard
No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)
Level 1 – Quoted Prices	97,641,318
Level 2 – Other Significant Observable Inputs	508,462
Level 3 – Significant Unobservable Inputs	-
Total	98,149,780

AdvisorOne Funds - Liahona Fund
PORTFOLIO OF INVESTEMENTS
January 31, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 0.9%
	INSURANCE - 0.9%
100	Berkshire Hathaway, Inc. Class B *	$ 298,900

	TOTAL COMMON STOCK (Cost - $446,387)	298,900

	BOND FUNDS - 39.2%
9,500	iShares Barclays Credit Bond Fund	902,880
25,500	iShares iBoxx $ High Yield Corporate Bond Fund	1,918,620
65,000	iShares iBoxx $ Investment Grade Corporate Bond Fund	6,488,300
39,000	SPDR Barclays Capital High Yield Bond ETF	1,243,320
58,000	SPDR Barclays Capital International Treasury Bond ETF	2,943,500
	TOTAL BOND FUNDS (Cost - $14,607,507)	13,496,620

	EQUITY FUNDS - 59.3%
	COMMODITY FUNDS - 2.5%
14,000	iPath Dow Jones-AIG Commodity Index Total Return ETN *	467,460
16,000	PowerShares DB Agriculture Fund *	399,040
		866,500

	EMERGING MARKETS - 9.7%
20,500	iShares FTSE/Xinhua China 25 Index Fund	516,395
15,000	iShares MSCI All Country Asia ex Japan Index Fund	461,850
3,000	iShares MSCI Brazil Index Fund	106,050
24,000	iShares MSCI Emerging Markets Index Fund	543,120
35,000	iShares MSCI Taiwan Index Fund	238,350
9,000	iShares S&P Latin America 40 Index Fund	224,910
7,000	SPDR S&P Emerging Asia Pacific ETF	276,150
46,500	Vanguard Emerging Markets ETF	1,003,470
		3,370,295

	INTERNATIONAL EQUITY - 4.1%
10,000	iShares MSCI Canada Index Fund	167,500
75,000	iShares MSCI Hong Kong Index Fund	751,500
57,000	iShares MSCI Japan Index Fund	480,510
		1,399,510

	LARGE CAP BLEND - 8.5%
3,000	iShares Morningstar Large Core Index Fund	146,100
3,600	iShares S&P 500 Index Fund	298,188
10,000	Rydex Russell Top 50 ETF	645,200
4,500	SPDR S&P 500 ETF	372,105
51,000	Vanguard Mega Cap 300 ETF	1,473,390
		2,934,983

	LARGE CAP GROWTH - 9.3%
4,000	iShares Morningstar Large Growth Index Fund	160,280
16,500	iShares Russell 1000 Growth Index Fund	579,150
21,000	iShares Russell 3000 Growth Index Fund	599,130
62,000	Vanguard Mega Cap 300 Growth ETF	1,858,140
		3,196,700

	LARGE CAP VALUE - 4.7%
15,500	iShares Russell 1000 Value Index Fund	677,195
9,000	iShares S&P 500 Value Index Fund	357,210
21,000	Vanguard Mega Cap 300 Value ETF	579,600
		1,614,005

	MID CAP BLEND - 0.4%
3,000	iShares Morningstar Mid Core Index Fund	139,500

	MID CAP GROWTH - 1.8%
10,000	iShares Morningstar Mid Growth Index Fund	510,700
4,000	iShares Russell Midcap Growth Index Fund	119,600
		630,300

	SMALL CAP BLEND - 1.1%
8,500	iShares Russell 2000 Index Fund	378,080

	SMALL CAP GROWTH - 1.5%
11,000	iShares Russell 2000 Growth Index Fund	519,420

	SPECIALTY - 15.7%
8,000	Consumer Discretionary Select Sector SPDR Fund	154,240
15,000	iShares Dow Jones US Basic Materials Sector Index Fund	511,200
32,000	iShares Dow Jones US Insurance Index Fund	598,400
57,000	iShares S&P Global Energy Sector Index Fund	1,580,610
34,000	iShares S&P Global Technology Sector Index Fund	1,194,420
14,000	iShares S&P North American Technology-Software Index Fund *	420,280
21,000	iShares S&P US Preferred Stock Index Fund	541,800
	SPECIALTY (CONTINUED)- 15.7%
2,000	SPDR DJ Global Titans ETF	84,840
10,000	Vanguard Information Technology ETF	328,600
		5,414,390

	TOTAL EQUITY FUNDS (Cost - $32,156,086)	20,463,683

	SHORT-TERM INVESTMENTS - 1.0%
336,095	Goldman Sachs Structured US Equity Fund	336,095

	TOTAL SHORT-TERM INVESTMENTS (Cost - $336,095)	336,095

	TOTAL INVESTMENTS (Cost - $47,546,075) - 100.4%	$34,595,298
	OTHER ASSETS & LIABILITIES - (0.4)%	(143,701)
	NET ASSETS - 100%	$34,451,597

*Non-income producing security
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
DJ- Dow Jones

At January 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 47,016
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(12,997,793)
Net unrealized depreciation:		$ (12,950,777)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard
No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)
Level 1 – Quoted Prices	34,259,203
Level 2 – Other Significant Observable Inputs	336,095
Level 3 – Significant Unobservable Inputs	-
Total	34,595,298

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date

4/1/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date

4/1/09

By (Signature and Title)

       Andrew Rogers, Treasurer

Date

4/1/09